PROPERTY AND PROFESSIONAL AND GENERAL LIABILITY INSURANCE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Property Insurance April 1, 2009 through March 31, 2010	Dec. 31, 2010 Property Insurance April 1, 2010 through March 31, 2011	Dec. 31, 2011 Property Insurance April 1, 2011 through March 31, 2012	Dec. 31, 2011 Professional and General Liability Insurance Y	Dec. 31, 2010 Professional and General Liability Insurance Y	Dec. 31, 2009 Professional and General Liability Insurance Y	Dec. 31, 2011 Professional and General Liability Insurance June 1, 2011 through May 31, 2012	Dec. 31, 2010 Professional and General Liability Insurance June 1, 2010 through May 31, 2011	Dec. 31, 2009 Professional and General Liability Insurance June 1, 2009 through May 31, 2010	Dec. 31, 2008 Professional and General Liability Insurance June 1, 2008 through May 31, 2009
Insurance coverage
Insurance coverage limit				$ 600	$ 600	$ 600
Insurance coverage limit per occurrence excluding floods, earthquakes, and windstorms				600	600	600
Annual aggregate sub-limits for floods and earthquakes covered under insurance policies				100	100	100
Per-occurrence sub-limit for windstorms covered under insurance policies				100	100	100
Deductible for general claims (as a percent)				5.00%	5.00%	5.00%
General claims, maximum coverage				25	25	25
Deductible for other specific claims (as a percent)				2.00%	2.00%	2.00%
Other specific claims, maximum coverage				25	25	25
Other covered claims, minimum deductible				1	1	1
Self insurance reserve							412	467
Loss contingency, discount rate maturity (in years)							seven-year maturity rate	seven-year maturity rate	seven-year maturity rate
Term of discount rate (in years)							7	7	7
Risk-free rate (as a percent)	1.35%	2.71%					1.35%	2.71%	2.69%
Self-insurance retention per occurrence										5	5	5	5
Insurance retention per occurrence									25	10	10	10	10
Insurance coverage, additional to aggregate self coverage										10	10	10
Aggregate self-insurance retentions per occurrence										15	15	15	15
Insurance coverage, percent reinsured (as a percent)										65.00%	55.00%	65.00%
Insurance coverage, percent retained (as a percent)									20.00%	35.00%	45.00%	35.00%	30.00%
Insurance coverage, maximum amount retained									10.0	3.5	4.5	3.5	3.0
Insurance coverage, first tier									50				10
Insurance coverage, additional to aggregate coverage										25	25	25	25
Insurance coverage, aggregate limit										175	175	175	275
Malpractice expense	$ 108	$ 56	$ 88